Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Royalty revenue	$ 11,047,763	$ 12,310,594
Total revenue	11,047,763	12,310,594
Cost of sales
Depletion	(3,132,938)	(2,331,934)
Gross profit	7,914,825	9,978,660
Operating expenses
General and administration	(4,517,582)	(4,968,405)
Share-based compensation	(2,139,900)	(1,662,741)
Impairment charges	0	(1,587,206)
Impairment reversal	0	250,000
Project evaluation expenses	(163,194)	(281,360)
Total operating expenses	(6,820,676)	(8,249,712)
Income from operations	1,094,149	1,728,948
Other income (expenses)
Interest and finance expenses	(315,304)	0
Other income	197,186	683,998
Income before income taxes	976,031	2,412,946
Income tax expense	(2,625,113)	(2,514,058)
Net loss and comprehensive loss	$ (1,649,082)	$ (101,112)
Weighted average number of shares outstanding
Basic	50,320,168	47,127,708
Diluted	50,320,168	47,127,708
Income (loss) per share
Income (loss) per share Basic	$ (0.03)	$ (0.00)
Income (loss) per share Diluted	$ (0.03)	$ (0.00)